United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	September 30, 2004

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 1

If amended report is a restatement, check here: [X]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.


Comment: This amended return reflects non-material adjustments to the aggregateshares under management.
         There are no new holdings in this amendment.



                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                         September 30, 2004

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp                 Com              017175100     9788    35868 SH       SOLE                    35868
Allied Capital                 Com              01903Q108     6097   250000 SH       SOLE                   250000
Altria Group Inc.              Com              02209s103    11798   250800 SH       SOLE                   250800
Anadarko Pete Corp.            Com              032511107     7963   120000 SH       SOLE                   120000
Anglogold Ltd ADR              Com              035128206     5851   150400 SH       SOLE                   150400
Archer-Daniels-Midland         Com              039483102     5094   300000 SH       SOLE                   300000
Automatic Data Processing      Com              053015103    13441   325300 SH       SOLE                   325300
BJ's Wholesale Club Inc.       Com              05548J106     5996   219300 SH       SOLE                   219300
Berkshire Hathaway B           Com              084670207    28805    10033 SH       SOLE                    10033
Bristol-Myers Squibb           Com              110122108     7101   300000 SH       SOLE                   300000
Coca-Cola Company              Com              191216100    11054   276000 SH       SOLE                   276000
ConocoPhillips                 Com              20825C104     7067    85300 SH       SOLE                    85300
Diageo Plc-ADR                 Com              25243q205    11347   225000 SH       SOLE                   225000
Exxon Mobil Corp               Com              30231G102     8235   170400 SH       SOLE                   170400
First Health Group Corp.       Com              320960107     4022   250000 SH       SOLE                   250000
Gannett Company                Com              364730101     8376   100000 SH       SOLE                   100000
General Dynamics Corp          Com              369550108     6320    61900 SH       SOLE                    61900
General Electric Co.           Com              369604103    21877   651500 SH       SOLE                   651500
Genuine Parts Co.              Com              372460105    10574   275500 SH       SOLE                   275500
Gold Fields Ltd ADR            Com              38059t106     7186   526460 SH       SOLE                   526460
Grainger, W.W. Inc.            Com              384802104     5765   100000 SH       SOLE                   100000
Honda Motor Co. ADR            Com              438128308    12199   500800 SH       SOLE                   500800
Hubbell Inc. Cl B              Com              443510201     5380   120000 SH       SOLE                   120000
Intel Corp.                    Com              458140100     5019   250200 SH       SOLE                   250200
Invacare Corp                  Com              461203101     6900   150000 SH       SOLE                   150000
Johnson & Johnson              Com              478160104    12409   220300 SH       SOLE                   220300
Kraft Foods, Inc               Com              50075N104    11102   350000 SH       SOLE                   350000
LSI Logic Corp                 Com              502161102     4310  1000000 SH       SOLE                  1000000
LaBranche & Co Inc             Com              505447102     5915   700000 SH       SOLE                   700000
Leucadia National Corp         Com              527288104    10492   185200 SH       SOLE                   185200
Marathon Oil Corp              Com              565849106     5380   130325 SH       SOLE                   130325
Markel Corporation             Com              570535104    10809    35050 SH       SOLE                    35050
Merck & Co.                    Com              589331107     9923   300700 SH       SOLE                   300700
Newmont Mining Corp.           Com              651639106    11382   250000 SH       SOLE                   250000
Nokia Corp ADR                 Com              654902204     5509   401500 SH       SOLE                   401500
Old Republic Intl              Com              680223104     6946   277500 SH       SOLE                   277500
Placer Dome, Inc.              Com              725906101     5964   300000 SH       SOLE                   300000
Saul Centers Inc.              Com              804395101     2137    65000 SH       SOLE                    65000
Shell Transport ADR            Com              822703609     6840   200000 SH       SOLE                   200000
Sherwin-Williams Co.           Com              824348106     6594   150000 SH       SOLE                   150000
Washington Post - Cl B         Com              939640108    13818    15020 SH       SOLE                    15020
White Mountains Ins            Com              G9618E107     8942    17000 SH       SOLE                    17000